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   SUPPLEMENT TO THE PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION

                 CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND
                              GOVERNMENT PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectuses and Statement of Additional Information.

Effective immediately, the portfolio may invest up to 10% of its assets in the securities of other investment companies.

Dated: February 28, 2003                                          16-0203
                                                                      for
                                                                    CSGVA
                                                                    CSGVB
                                                                    CSGVC
                                                                 2003-007